List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
List of subsidiaries
Schedule of list of subsidiaries

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2022	2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	—	100
Nexters Online LLC	—	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
SGBOOST Limited	100	100
Game Positive LLC	—	70
Lightmap Ltd	100	—
Lightmap LLC	—	—
Nexters Studio Armenia LLC	100	—
Nexters Studio Kazakhstan Ltd	100	—